Financial instruments (Disclosure of company's financial assets and liabilities) (Details) - CAD ($)	Dec. 31, 2022	Feb. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash	$ 24,950		$ 9,273	$ 47,672
Other receivables	8,780		3,750
Related company loan receivable	644,990	$ 1,290,000	1,833,979	$ 1,301,013
Marketable securities	1,819,800		454,219
Financial assets	2,498,520		2,301,221
Financial liabilities
Accounts payable and accrued liabilities	(4,855,747)		(5,536,070)
Loans payable	(718,238)		(647,762)
Net financial liabilities	(3,075,465)		(3,882,611)
Canadian Dollars [Member]
Financial assets
Cash	23,983		9,402
Other receivables	8,780		3,750
Related company loan receivable	644,990		1,261,853
Marketable securities	0		454,219
Financial assets	677,753		1,729,224
Financial liabilities
Accounts payable and accrued liabilities	(253,651)		(561,752)
Loans payable	0		(147,637)
Net financial liabilities	424,102		1,019,835
US Dollars [Member]
Financial assets
Cash	967		(129)
Other receivables	0		0
Related company loan receivable	0		572,126
Marketable securities	1,819,800		0
Financial assets	1,820,767		571,997
Financial liabilities
Accounts payable and accrued liabilities	(4,602,096)		(4,974,318)
Loans payable	(718,238)		(500,125)
Net financial liabilities	$ (3,499,567)		$ (4,902,446)